Fixed Assets - Intangible assets (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Acquisition costs | licenses, software and prepayments
Disclosure of detailed information about intangible assets [line items]
Additions	€ 2,273	€ 5,879